Fair value and gross unrealized losses of investment securities available-for-sale, aggregated by investment category and length of time individual securities have been in a continuous unrealized loss position (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	$ 332,839	$ 122,731
Less than 12 months Gross Unrealized Losses	1,445	884
12 months or more Fair Value	3,065	45,807
12 months or more Gross Unrealized Losses	80	6,831
Total Fair Value	335,904	168,538
Total Gross Unrealized Losses	1,525	7,715
US Government Sponsored Enterprises Debt Securities Member
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	139,278	0
Less than 12 months Gross Unrealized Losses	592	0
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	139,278	0
Total Gross Unrealized Losses	592	0
Puerto Rico States And Political Subdivisions Debt Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	6,229	7,817
Less than 12 months Gross Unrealized Losses	44	28
12 months or more Fair Value	2,031	191
12 months or more Gross Unrealized Losses	31	3
Total Fair Value	8,260	8,008
Total Gross Unrealized Losses	75	31
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	170,136	90,543
Less than 12 months Gross Unrealized Losses	512	208
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	170,136	90,543
Total Gross Unrealized Losses	512	208
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	13,595
Less than 12 months Gross Unrealized Losses	0	539
12 months or more Fair Value	0	44,148
12 months or more Gross Unrealized Losses	0	6,783
Total Fair Value	0	57,743
Total Gross Unrealized Losses	0	7,322
Collateralized Mortgage Backed Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	7,411	5,577
Less than 12 months Gross Unrealized Losses	90	14
12 months or more Fair Value	983	1,466
12 months or more Gross Unrealized Losses	39	36
Total Fair Value	8,394	7,043
Total Gross Unrealized Losses	129	50
Equity Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	5,199
Less than 12 months Gross Unrealized Losses	0	95
12 months or more Fair Value	51	2
12 months or more Gross Unrealized Losses	10	9
Total Fair Value	51	5,201
Total Gross Unrealized Losses	10	104
Other Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	9,785	0
Less than 12 months Gross Unrealized Losses	207	0
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	9,785	0
Total Gross Unrealized Losses	$ 207	$ 0